Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property and equipment	$ 276,325	$ 268,053
Intangible assets	2,042,846	1,576,002
Right-of-use assets	169,769	254,653
Investment in a joint venture	48,142
Total non-current assets	2,537,082	2,098,708
Current assets
Trade and other receivables	5,405,547	4,824,189
Government grants	601,612
Amount due from related parties	1,666,909	447,241
Contract assets	2,164,205	1,272,390
Cash and bank balances	649,972	5,614,770
Total current assets	10,488,245	12,158,590
TOTAL ASSETS	13,025,327	14,257,298
Deficiency of assets
Share capital	8,540	30,093
Share premium	32,102,426	24,882,564
Share-based payment reserves	3,162,544	2,361,094
Other reserves	(100,774)	(100,774)
Accumulated losses	(62,015,211)	(44,228,530)
Deficiency of assets attributed to equity holders of the Parent	(26,842,475)	(17,055,553)
Non-controlling interests	(1,120,946)	(857,320)
Total deficiency of assets	(27,963,421)	(17,912,873)
Non-current liabilities
Provision for employees’ end-of-service benefits	166,013	131,109
Loans and borrowings		5,106,092
Lease liabilities	135,967	240,199
Government grants	310,163
Deferred tax liabilities	14,625	17,898
Total non-current liabilities	626,768	5,495,298
Current liabilities
Trade and other payables	15,892,129	14,409,807
Government grants	81,606
Contract liabilities	3,150,431	2,306,502
Loans and borrowings	18,526,802	7,629,743
Amount due to related parties	2,070,847	1,885,132
Income tax payable	518,500	358,016
Bank overdrafts	17,432	6,459
Lease liabilities	104,233	79,214
Total current liabilities	40,361,980	26,674,873
Total liabilities	40,988,748	32,170,171
TOTAL DEFICIENCY OF ASSETS AND LIABILITIES	$ 13,025,327	$ 14,257,298